WARRANTS (Details - Warrant outstanding) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, Beginning balance	3,141	3,259
Weighted average exercise price, Beginning balance	$ 0.015	$ 0.02
Number of warrants, Granted	0	0
Weighted average exercise price, Granted	$ 0	$ 0
Number of warrants, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of warrants, Expired	(1)	(118)
Weighted average exercise price, Expired	$ 0.0146	$ 0.146
Number of warrants, Ending balance	3,140	3,141
Weighted average exercise price, Ending balance	$ 0.015	$ 0.015
Number of warrants, Exercisable	3,140	3,141
Weighted average exercise price, Exercisable	$ 0.015	$ 0.015